Investment Held in Trust Account (Details) - Schedule of investment in the Company's Trust Account	Dec. 31, 2020 USD ($)
Investment Held in Trust Account (Details) - Schedule of investment in the Company's Trust Account [Line Items]
Carrying Value	$ 100,016,161
Gross Unrealized Losses	(3,310)
Fair Value	100,012,851
Mutual Funds [Member]
Investment Held in Trust Account (Details) - Schedule of investment in the Company's Trust Account [Line Items]
Carrying Value	29,851
Fair Value	29,851
U.S. Treasury Securities [Member]
Investment Held in Trust Account (Details) - Schedule of investment in the Company's Trust Account [Line Items]
Carrying Value	99,986,310
Gross Unrealized Losses	(3,310)
Fair Value	$ 99,983,000